GOODWILL (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015
Goodwill
Goodwill				¥ 0
Impairment loss recognised in profit or loss, goodwill	¥ 0	¥ 0	¥ 0	¥ 3,735,000